Financial Information on Subsidiaries, Summarized - Summary of Financial Information on Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Current Assets	$ 7,062,479	$ 6,179,256
Non-current Assets	27,896,459	20,754,302
TOTAL ASSETS	34,958,938	26,933,558
Current Liabilities	7,795,534	7,277,222
Non-Current Liabilities	12,133,311	9,322,673
EQUITY	15,030,093	10,333,663	$ 12,246,186	$ 8,831,900
TOTAL LIABILITIES AND EQUITY	34,958,938	26,933,558
Revenues	14,535,024	11,238,976	13,053,376
Raw materials and consumables used	(10,451,383)	(7,555,915)	(8,541,023)
Operating Income	2,664,046	2,152,186	2,842,208
Income before taxes	1,940,803	1,747,812	2,406,109
Income tax expense (income)	(806,292)	(566,560)	(236,346)
Profit (loss)	1,134,511	1,181,252	2,169,763
Other comprehensive income (loss)	(1,175,222)	(2,572,902)	(1,142,907)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(40,711)	(1,391,650)	1,026,856
Enel Green Power Costa Rica S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	44,186
Non-current Assets	108,554
TOTAL ASSETS	152,740
Current Liabilities	6,100
EQUITY	146,640
TOTAL LIABILITIES AND EQUITY	152,740
Revenues	2,955
Contribution Margin	2,955
Gross Operating Income	426
Operating Income	268
Financial Results	1,045
Income before taxes	1,313
Income tax expense (income)	(67)
Profit (loss)	1,246
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	1,246
Enel Distribucin Gois S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	870,735
Non-current Assets	2,613,350
TOTAL ASSETS	3,484,085
Current Liabilities	1,182,729
Non-Current Liabilities	1,239,900
EQUITY	1,061,456
TOTAL LIABILITIES AND EQUITY	3,484,085
Revenues	1,820,216
Raw materials and consumables used	(1,468,987)
Contribution Margin	351,229
Gross Operating Income	162,818
Operating Income	55,439
Financial Results	(83,657)
Income before taxes	(27,959)
Income tax expense (income)	5,999
Profit (loss)	(21,960)
Other comprehensive income (loss)	(71,438)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(93,398)
Enel Argentina SA [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	6,684	40,432	43,219
Non-current Assets	464,053	65,563	87,644
TOTAL ASSETS	470,737	105,995	130,863
Current Liabilities	234	1,293	2,152
EQUITY	470,503	104,702	128,711
TOTAL LIABILITIES AND EQUITY	470,737	105,995	130,863
Raw materials and consumables used	(481)	(600)
Contribution Margin	(481)	(600)
Gross Operating Income	(2,321)	(2,459)	(463)
Operating Income	(2,376)	(2,459)	(463)
Financial Results	(7,959)	11,264	8,963
Income before taxes	40,593	12,146	39,714
Income tax expense (income)	(1,167)	874	(2,453)
Profit (loss)	39,426	13,020	37,261
Other comprehensive income (loss)	2,367	(37,029)	(53,938)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	41,793	(24,009)	(16,677)
Enel Generacin Costanera S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	98,322	96,321	113,909
Non-current Assets	214,098	253,484	270,423
TOTAL ASSETS	312,420	349,805	384,332
Current Liabilities	103,366	96,132	112,412
Non-Current Liabilities	48,267	74,375	105,047
EQUITY	160,787	179,298	166,873
TOTAL LIABILITIES AND EQUITY	312,420	349,805	384,332
Revenues	105,074	112,931	213,606
Raw materials and consumables used	(4,698)	(4,963)	(68,969)
Contribution Margin	100,376	107,968	144,637
Gross Operating Income	53,487	60,965	100,244
Operating Income	(85,458)	18,811	59,860
Financial Results	8,782	(9,445)	22,628
Income before taxes	(75,119)	9,497	82,582
Income tax expense (income)	14,352	7,928	(24,642)
Profit (loss)	(60,767)	17,425	57,940
Other comprehensive income (loss)	(32,536)	(47,631)	(41,288)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(93,303)	(30,206)	16,652
Enel Generacion El Chocon S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	90,473	91,441	101,114
Non-current Assets	227,094	268,572	315,842
TOTAL ASSETS	317,567	360,013	416,956
Current Liabilities	15,831	30,857	75,003
Non-Current Liabilities	54,753	43,537	56,983
EQUITY	246,983	285,619	284,970
TOTAL LIABILITIES AND EQUITY	317,567	360,013	416,956
Revenues	41,540	48,505	71,807
Raw materials and consumables used	(3,787)	(4,543)	(5,957)
Contribution Margin	37,753	43,962	65,850
Gross Operating Income	27,188	35,964	58,055
Operating Income	10,081	21,800	42,906
Financial Results	(26,108)	37,910	59,477
Income before taxes	(15,000)	62,211	103,800
Income tax expense (income)	(5,414)	(9,332)	(21,770)
Profit (loss)	(20,414)	52,879	82,030
Other comprehensive income (loss)	(44,420)	(66,592)	(70,096)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(64,834)	(13,713)	11,934
Empresa Distribuidora Sur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	272,120	274,169	284,126
Non-current Assets	1,887,184	1,442,360	1,456,918
TOTAL ASSETS	2,159,304	1,716,529	1,741,044
Current Liabilities	902,066	591,523	509,223
Non-Current Liabilities	558,266	415,191	429,766
EQUITY	698,972	709,815	802,055
TOTAL LIABILITIES AND EQUITY	2,159,304	1,716,529	1,741,044
Revenues	793,771	801,229	1,346,888
Raw materials and consumables used	(528,448)	(530,338)	(773,693)
Contribution Margin	265,323	270,891	573,195
Gross Operating Income	22,631	49,912	307,066
Operating Income	(68,632)	(68,276)	211,031
Financial Results	28,590	22,605	54,470
Income before taxes	(40,010)	(45,636)	265,560
Income tax expense (income)	(138,481)	(22,866)	(76,548)
Profit (loss)	(178,491)	(68,502)	189,012
Other comprehensive income (loss)	(128,698)	(230,171)	(237,185)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(307,189)	(298,673)	(48,173)
Enel Trading Argentina S R L
Disclosure of subsidiaries [Line Items]
Current Assets	15,049	12,882	23,432
Non-current Assets	1,585	1,263	1,551
TOTAL ASSETS	16,634	14,145	24,983
Current Liabilities	13,676	10,573	21,486
EQUITY	2,958	3,572	3,497
TOTAL LIABILITIES AND EQUITY	16,634	14,145	24,983
Revenues	1,613	3,086	7,497
Raw materials and consumables used	(60)	(189)	(950)
Contribution Margin	1,553	2,897	6,547
Gross Operating Income	(721)	706	3,599
Operating Income	(902)	414	3,321
Financial Results	(555)	(130)	(92)
Income before taxes	(1,456)	284	3,229
Income tax expense (income)		(103)	(1,295)
Profit (loss)	(1,456)	181	1,934
Other comprehensive income (loss)	(647)	(1,006)	(600)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(2,103)	(825)	1,334
Dock Sud S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	134,881	97,880	105,726
Non-current Assets	165,382	172,641	256,881
TOTAL ASSETS	300,263	270,521	362,607
Current Liabilities	15,407	10,749	52,678
Non-Current Liabilities	26,196	28,575	52,732
EQUITY	258,660	231,197	257,197
TOTAL LIABILITIES AND EQUITY	300,263	270,521	362,607
Revenues	79,637	66,334	146,958
Raw materials and consumables used	(8,783)	(10,025)	(54,326)
Contribution Margin	70,854	56,309	92,632
Gross Operating Income	55,096	42,590	81,806
Operating Income	23,190	14,445	50,775
Financial Results	(27,150)	3,472	12,036
Income before taxes	(3,960)	17,968	63,132
Income tax expense (income)	(3,078)	(13,426)	(1,007)
Profit (loss)	(7,038)	4,542	62,125
Other comprehensive income (loss)	(37,686)	(68,182)	(74,649)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(44,724)	(63,640)	(12,524)
Grupo Enel Argentina Formerly Named Endesa Argentina
Disclosure of subsidiaries [Line Items]
Current Assets	258,643	312,760	326,191
Non-current Assets	751,345	841,974	927,948
TOTAL ASSETS	1,009,988	1,154,734	1,254,139
Current Liabilities	117,486	124,270	185,096
Non-Current Liabilities	103,021	115,750	151,167
EQUITY	789,481	914,714	917,876
TOTAL LIABILITIES AND EQUITY	1,009,988	1,154,734	1,254,139
Revenues	146,282	161,093	285,277
Raw materials and consumables used	(10,581)	(11,572)	(74,927)
Contribution Margin	135,701	149,521	210,350
Gross Operating Income	76,676	92,860	157,774
Operating Income	(85,023)	36,542	102,242
Financial Results	(47,245)	61,778	112,784
Income before taxes	(207,280)	71,522	299,022
Income tax expense (income)	6,960	1,130	(54,044)
Profit (loss)	(200,320)	72,652	244,978
Other comprehensive income (loss)	(133,351)	(258,557)	(270,493)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(333,671)	(185,905)	(25,515)
Enel Brasil S A
Disclosure of subsidiaries [Line Items]
Current Assets	317,994	567,492	371,174
Non-current Assets	3,656,821	4,484,221	5,186,673
TOTAL ASSETS	3,974,815	5,051,713	5,557,847
Current Liabilities	627,146	344,060	145,721
Non-Current Liabilities	592,180	225,338	376,140
EQUITY	2,755,489	4,482,315	5,035,986
TOTAL LIABILITIES AND EQUITY	3,974,815	5,051,713	5,557,847
Revenues	538,380	502	977
Raw materials and consumables used	(293,468)	(139)	(85)
Contribution Margin	244,912	363	892
Gross Operating Income	199,332	(41,809)	(57,320)
Operating Income	134,891	(42,724)	(58,076)
Financial Results	(44,388)	(127,544)	(85,784)
Income before taxes	90,507	168,090	88,858
Income tax expense (income)	(23,533)	36,441	15,025
Profit (loss)	66,974	204,531	103,883
Other comprehensive income (loss)	367,175	(1,088,424)	(149,216)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	434,149	(883,893)	(45,333)
Enel Generacin Fortaleza S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	107,101	76,390	119,719
Non-current Assets	118,995	133,672	193,438
TOTAL ASSETS	226,096	210,062	313,157
Current Liabilities	63,916	52,283	108,806
Non-Current Liabilities	254	19,535	737
EQUITY	161,926	138,244	203,614
TOTAL LIABILITIES AND EQUITY	226,096	210,062	313,157
Revenues	326,889	187,227	309,525
Raw materials and consumables used	(209,590)	(118,673)	(183,394)
Contribution Margin	117,299	68,554	126,131
Gross Operating Income	107,714	61,986	114,170
Operating Income	97,079	51,176	99,940
Financial Results	1,848	(521)	13,389
Income before taxes	98,927	50,655	113,329
Income tax expense (income)	(32,524)	(19,628)	(36,130)
Profit (loss)	66,403	31,027	77,199
Other comprehensive income (loss)	(7,431)	(31,881)	(5,465)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	58,972	(854)	71,734
EGP Cachoeira Dourada S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	262,713	584,030	213,201
Non-current Assets	112,859	130,285	98,107
TOTAL ASSETS	375,572	714,315	311,308
Current Liabilities	247,881	563,242	193,295
Non-Current Liabilities	47,416	20,520	3,280
EQUITY	80,275	130,553	114,733
TOTAL LIABILITIES AND EQUITY	375,572	714,315	311,308
Revenues	1,428,553	812,275	494,303
Raw materials and consumables used	(1,351,052)	(666,295)	(394,776)
Contribution Margin	77,501	145,980	99,527
Gross Operating Income	64,205	134,715	85,746
Operating Income	51,686	129,601	79,065
Financial Results	(43,147)	(6,103)	(100)
Income before taxes	8,539	123,498	78,965
Income tax expense (income)	(3,077)	(41,504)	(25,671)
Profit (loss)	5,462	81,994	53,294
Other comprehensive income (loss)	(4,088)	(15,502)	2,285
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	1,374	66,492	55,579
EGP Projetos I (Volta Grande) [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	27,698	31,525	42,230
Non-current Assets	275,045	274,019	345,708
TOTAL ASSETS	302,743	305,544	387,938
Current Liabilities	28,297	31,433	29,751
Non-Current Liabilities	134,477	138,557	185,505
EQUITY	139,969	135,554	172,682
TOTAL LIABILITIES AND EQUITY	302,743	305,544	387,938
Revenues	81,056	62,398	106,792
Raw materials and consumables used	(13,624)	(10,548)	(42,895)
Contribution Margin	67,432	51,850	63,897
Gross Operating Income	63,608	48,505	59,632
Operating Income	63,458	48,484	59,607
Financial Results	(19,344)	(11,785)	(13,583)
Income before taxes	44,114	36,700	46,024
Income tax expense (income)	(14,116)	(12,486)	(15,173)
Profit (loss)	29,998	24,214	30,851
Other comprehensive income (loss)	(8,874)	(32,034)	(844)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	21,124	(7,820)	30,007
Enel Cien S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	27,289	31,496	113,996
Non-current Assets	126,169	141,069	151,707
TOTAL ASSETS	153,458	172,565	265,703
Current Liabilities	15,518	17,527	13,358
Non-Current Liabilities	239	407	16,240
EQUITY	137,701	154,631	236,105
TOTAL LIABILITIES AND EQUITY	153,458	172,565	265,703
Revenues	54,619	52,705	70,295
Raw materials and consumables used	(14)	(83,694)	(967)
Contribution Margin	54,605	(30,989)	69,328
Gross Operating Income	47,255	(37,406)	61,376
Operating Income	41,826	(45,046)	49,598
Financial Results	926	23,435	19,722
Income before taxes	42,752	(21,612)	69,320
Income tax expense (income)	(14,113)	7,275	(39,773)
Profit (loss)	28,639	(14,337)	29,547
Other comprehensive income (loss)	(8,636)	(48,724)	(4,600)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	20,003	(63,061)	24,947
Compania de Transmision del Mercosur S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	2,554	2,554	6,856
Non-current Assets	3,857	10,089	701
TOTAL ASSETS	6,411	12,643	7,557
Current Liabilities	170	10,443	50,954
Non-Current Liabilities	4,605		8,030
EQUITY	1,636	2,200	(51,427)
TOTAL LIABILITIES AND EQUITY	6,411	12,643	7,557
Revenues	481	45,439	1,142
Contribution Margin	481	45,439	1,142
Gross Operating Income	(56)	44,911	789
Operating Income	(560)	44,472	(530)
Financial Results	3,838	(17,275)	(10,469)
Income before taxes	3,277	27,197	(10,999)
Income tax expense (income)	(4,373)	(996)	296
Profit (loss)	(1,096)	26,201	(10,703)
Other comprehensive income (loss)	(399)	14,795	15,634
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,495)	40,996	4,931
Transportadora De Energia S A
Disclosure of subsidiaries [Line Items]
Current Assets	1,984	2,144	4,914
Non-current Assets	5,955	11,705	3,924
TOTAL ASSETS	7,939	13,849	8,838
Current Liabilities	273	8,490	52,590
Non-Current Liabilities	149	482	9,207
EQUITY	7,517	4,877	(52,959)
TOTAL LIABILITIES AND EQUITY	7,939	13,849	8,838
Revenues	487	37,973	1,112
Contribution Margin	487	37,973	1,112
Gross Operating Income	(109)	37,284	601
Operating Income	(1,980)	35,806	(923)
Financial Results	2,818	(13,356)	(10,288)
Income before taxes	838	22,450	(11,212)
Income tax expense (income)	751	801	333
Profit (loss)	1,589	23,251	(10,879)
Other comprehensive income (loss)	(884)	15,236	16,154
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	705	38,487	5,275
Enel Distribucin Cear S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	709,815	575,851	629,655
Non-current Assets	1,396,726	1,322,709	1,624,665
TOTAL ASSETS	2,106,541	1,898,560	2,254,320
Current Liabilities	649,178	589,631	525,921
Non-Current Liabilities	805,148	651,669	902,000
EQUITY	652,215	657,260	826,399
TOTAL LIABILITIES AND EQUITY	2,106,541	1,898,560	2,254,320
Revenues	1,511,849	1,166,240	1,397,853
Raw materials and consumables used	(1,099,328)	(835,325)	(991,979)
Contribution Margin	412,521	330,915	405,874
Gross Operating Income	280,045	191,873	248,917
Operating Income	168,549	98,900	165,346
Financial Results	(49,867)	(29,125)	(42,897)
Income before taxes	119,092	70,014	122,937
Income tax expense (income)	(27,906)	(18,464)	(19,875)
Profit (loss)	91,186	51,550	103,062
Other comprehensive income (loss)	(41,696)	(178,829)	(26,723)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	49,490	(127,279)	76,339
Enel Distribucin Ro S.A. (ex - Ampla) (Distribution) [Member]
Disclosure of subsidiaries [Line Items]
Current Assets		705,578	722,394
Non-current Assets		1,588,563	1,962,608
TOTAL ASSETS		2,294,141	2,685,002
Current Liabilities		574,409	910,507
Non-Current Liabilities		1,011,309	830,069
EQUITY		708,423	944,426
TOTAL LIABILITIES AND EQUITY		2,294,141	2,685,002
Revenues		1,253,027	1,526,019
Raw materials and consumables used		(869,354)	(1,029,220)
Contribution Margin		383,673	496,799
Gross Operating Income		231,938	310,962
Operating Income		94,515	175,012
Financial Results		(78,528)	(67,167)
Income before taxes		16,145	109,105
Income tax expense (income)		(5,706)	(37,009)
Profit (loss)		10,439	72,096
Other comprehensive income (loss)		(229,670)	(46,182)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)		(219,231)	25,914
Enel X Brasil SA
Disclosure of subsidiaries [Line Items]
Current Assets	41,242	19,617	17,886
Non-current Assets	36,962	22,477	15,089
TOTAL ASSETS	78,204	42,094	32,975
Current Liabilities	32,759	20,560	13,676
Non-Current Liabilities	771	583	307
EQUITY	44,674	20,951	18,992
TOTAL LIABILITIES AND EQUITY	78,204	42,094	32,975
Revenues	17,471	13,357	19,359
Raw materials and consumables used	(5,925)	(4,454)	(6,434)
Contribution Margin	11,546	8,903	12,925
Gross Operating Income	(2,806)	(3,705)	(1,373)
Operating Income	(2,920)	(6,711)	(4,677)
Financial Results	51	(2,009)	(311)
Income before taxes	(2,869)	(8,720)	(4,988)
Income tax expense (income)	3,427	973	539
Profit (loss)	558	(7,747)	(4,449)
Other comprehensive income (loss)	(2,239)	(4,323)	(679)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,681)	(12,070)	(5,128)
Grupo Enel Brasil [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	4,810,195	4,143,213	4,211,380
Non-current Assets	16,362,724	11,396,553	13,471,236
TOTAL ASSETS	21,172,919	15,539,766	17,682,616
Current Liabilities	4,981,114	4,211,671	3,919,122
Non-Current Liabilities	8,554,845	6,169,465	7,528,800
EQUITY	7,636,960	5,158,630	6,234,694
TOTAL LIABILITIES AND EQUITY	21,172,919	15,539,766	17,682,616
Revenues	10,970,586	7,680,106	8,684,491
Raw materials and consumables used	(8,316,744)	(5,450,909)	(5,906,735)
Contribution Margin	2,653,842	2,229,197	2,777,756
Gross Operating Income	1,791,111	1,436,985	1,718,861
Operating Income	1,061,569	873,753	1,002,297
Financial Results	(430,128)	(420,461)	(430,285)
Income before taxes	631,964	454,162	574,154
Income tax expense (income)	(167,187)	(148,157)	314,359
Profit (loss)	464,777	306,005	888,513
Other comprehensive income (loss)	(459,066)	(1,678,028)	(559,512)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	5,711	(1,372,023)	329,001
Emgesa S.A. E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	163,479	353,946	251,413
Non-current Assets	2,056,524	2,420,483	2,524,074
TOTAL ASSETS	2,220,003	2,774,429	2,775,487
Current Liabilities	371,669	570,718	387,804
Non-Current Liabilities	595,042	697,179	943,882
EQUITY	1,253,292	1,506,532	1,443,801
TOTAL LIABILITIES AND EQUITY	2,220,003	2,774,429	2,775,487
Revenues	1,262,495	1,159,134	1,246,989
Raw materials and consumables used	(409,074)	(412,530)	(465,768)
Contribution Margin	853,421	746,604	781,221
Gross Operating Income	788,778	673,446	710,320
Operating Income	721,673	606,868	637,221
Financial Results	(47,100)	(70,522)	(81,785)
Income before taxes	674,639	536,449	555,672
Income tax expense (income)	(217,507)	(188,883)	(180,207)
Profit (loss)	457,132	347,566	375,465
Other comprehensive income (loss)	(228,708)	(19,348)	7,209
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	228,424	328,218	382,674
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	420,427	499,983	363,838
Non-current Assets	1,811,019	1,973,507	1,842,861
TOTAL ASSETS	2,231,446	2,473,490	2,206,699
Current Liabilities	550,502	640,774	545,689
Non-Current Liabilities	887,338	840,051	704,527
EQUITY	793,606	992,665	956,483
TOTAL LIABILITIES AND EQUITY	2,231,446	2,473,490	2,206,699
Revenues	1,706,529	1,546,963	1,665,318
Raw materials and consumables used	(1,011,914)	(886,155)	(962,174)
Contribution Margin	694,615	660,808	703,144
Gross Operating Income	554,576	506,794	556,513
Operating Income	418,138	375,127	431,004
Financial Results	(54,584)	(49,171)	(58,397)
Income before taxes	364,128	325,977	372,680
Income tax expense (income)	(107,270)	(97,881)	(122,066)
Profit (loss)	256,858	228,096	250,614
Other comprehensive income (loss)	(136,905)	(14,970)	(615)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	119,953	213,126	249,999
Enel Peru S A C
Disclosure of subsidiaries [Line Items]
Current Assets	38,474	34,757	37,589
Non-current Assets	1,074,700	1,288,805	1,403,189
TOTAL ASSETS	1,113,174	1,323,562	1,440,778
Current Liabilities	160,808	180,490	41,359
Non-Current Liabilities		10,990	10,868
EQUITY	952,366	1,132,082	1,388,551
TOTAL LIABILITIES AND EQUITY	1,113,174	1,323,562	1,440,778
Revenues			11
Contribution Margin			11
Gross Operating Income	(547)	(215)	(1,155)
Operating Income	(2,505)	(215)	(1,155)
Financial Results	(2,646)	(6,072)	(1,473)
Income before taxes	208,633	156,138	127,289
Income tax expense (income)	(161)		(8)
Profit (loss)	208,472	156,138	127,281
Other comprehensive income (loss)	(73,523)	(96,339)	27,105
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	134,949	59,799	154,386
Enel Generacin Per S.A.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets		315,244	361,697
Non-current Assets		880,207	974,784
TOTAL ASSETS		1,195,451	1,336,481
Current Liabilities		191,039	172,150
Non-Current Liabilities		208,495	259,367
EQUITY		795,917	904,964
TOTAL LIABILITIES AND EQUITY		1,195,451	1,336,481
Revenues		408,604	478,155
Raw materials and consumables used		(140,350)	(178,102)
Contribution Margin		268,254	300,053
Gross Operating Income		210,702	243,359
Operating Income		162,140	191,690
Financial Results		10,361	(4,886)
Income before taxes		186,817	200,977
Income tax expense (income)		(42,052)	(56,340)
Profit (loss)		144,765	144,637
Other comprehensive income (loss)		(66,777)	18,483
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)		77,988	163,120
Enel Distribucion Peru S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	208,451
Non-current Assets	1,237,600
TOTAL ASSETS	1,446,051
Current Liabilities	315,498
Non-Current Liabilities	435,640
EQUITY	694,913
TOTAL LIABILITIES AND EQUITY	1,446,051
Revenues	895,367
Raw materials and consumables used	(604,987)
Contribution Margin	290,380
Gross Operating Income	218,993
Operating Income	154,164
Financial Results	(21,604)
Income before taxes	132,586
Income tax expense (income)	(47,413)
Profit (loss)	85,173
Other comprehensive income (loss)	(64,160)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	21,013
Enel Generacin Peru S A [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	193,318
Non-current Assets	836,620
TOTAL ASSETS	1,029,938
Current Liabilities	202,454
Non-Current Liabilities	212,314
EQUITY	615,170
TOTAL LIABILITIES AND EQUITY	1,029,938
Revenues	430,578
Raw materials and consumables used	(150,735)
Contribution Margin	279,843
Gross Operating Income	223,756
Operating Income	185,249
Financial Results	5,025
Income before taxes	205,952
Income tax expense (income)	(58,121)
Profit (loss)	147,831
Other comprehensive income (loss)	(56,161)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	91,670
Chinango S.A.C. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	11,011	8,892	6,346
Non-current Assets	131,687	131,158	153,370
TOTAL ASSETS	142,698	140,050	159,716
Current Liabilities	5,229	7,061	6,349
Non-Current Liabilities	36,288	26,392	38,766
EQUITY	101,181	106,597	114,601
TOTAL LIABILITIES AND EQUITY	142,698	140,050	159,716
Revenues	46,927	41,000	45,030
Raw materials and consumables used	(4,837)	(4,496)	(5,081)
Contribution Margin	42,090	36,504	39,949
Gross Operating Income	37,273	31,273	34,113
Operating Income	33,863	27,319	29,868
Financial Results	86	(87)	(723)
Income before taxes	33,949	27,232	29,145
Income tax expense (income)	(9,990)	(8,152)	(8,685)
Profit (loss)	23,959	19,080	20,460
Other comprehensive income (loss)	(7,626)	(8,334)	2,791
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	16,333	10,746	23,251
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	780,471
Non-current Assets	2,205,682
TOTAL ASSETS	2,986,153
Current Liabilities	1,045,797
Non-Current Liabilities	1,255,747
EQUITY	684,609
TOTAL LIABILITIES AND EQUITY	2,986,153
Revenues	1,581,080
Raw materials and consumables used	(1,147,521)
Contribution Margin	433,559
Gross Operating Income	282,304
Operating Income	98,040
Financial Results	(78,981)
Income before taxes	19,179
Income tax expense (income)	(3,027)
Profit (loss)	16,152
Other comprehensive income (loss)	(37,703)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(21,551)
Enel Distribucin Gois S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets		566,168	665,187
Non-current Assets		2,032,002	2,355,246
TOTAL ASSETS		2,598,170	3,020,433
Current Liabilities		925,334	795,562
Non-Current Liabilities		517,983	903,997
EQUITY		1,154,853	1,320,874
TOTAL LIABILITIES AND EQUITY		2,598,170	3,020,433
Revenues		1,394,049	1,546,302
Raw materials and consumables used		(1,026,859)	(1,100,077)
Contribution Margin		367,190	446,225
Gross Operating Income		169,277	221,433
Operating Income		85,106	23,971
Financial Results		(42,774)	(61,111)
Income before taxes		42,806	(36,744)
Income tax expense (income)		(16,729)	11,462
Profit (loss)		26,077	(25,282)
Other comprehensive income (loss)		(306,258)	(59,597)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)		(280,181)	(84,879)
Enel Distribucion Sao Paulo S.A
Disclosure of subsidiaries [Line Items]
Current Assets	1,680,174	1,515,162	1,701,300
Non-current Assets	4,994,713	5,198,704	6,062,310
TOTAL ASSETS	6,674,887	6,713,866	7,763,610
Current Liabilities	1,604,168	1,614,149	1,474,482
Non-Current Liabilities	3,972,867	3,852,132	4,310,495
EQUITY	1,097,852	1,247,585	1,978,633
TOTAL LIABILITIES AND EQUITY	6,674,887	6,713,866	7,763,610
Revenues	3,848,367	3,020,740	3,756,890
Raw materials and consumables used	(2,857,634)	(2,206,107)	(2,699,108)
Contribution Margin	990,733	814,633	1,057,782
Gross Operating Income	706,896	592,998	674,604
Operating Income	431,456	374,091	414,699
Financial Results	(156,850)	(116,943)	(136,943)
Income before taxes	274,607	257,148	277,756
Income tax expense (income)	(77,987)	(77,974)	460,335
Profit (loss)	196,620	179,174	738,091
Other comprehensive income (loss)	(107,521)	(677,886)	(412,571)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	89,099	(498,712)	325,520
Enel Generacin Piura S.A [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	41,703	60,425	75,118
Non-current Assets	149,223	164,399	180,365
TOTAL ASSETS	190,926	224,824	255,483
Current Liabilities	23,527	58,135	64,559
Non-Current Liabilities	60,834	24,746	33,669
EQUITY	106,565	141,943	157,255
TOTAL LIABILITIES AND EQUITY	190,926	224,824	255,483
Revenues	74,242	63,874	82,155
Raw materials and consumables used	(23,569)	(23,435)	(27,861)
Contribution Margin	50,673	40,439	54,294
Gross Operating Income	41,269	30,016	44,074
Operating Income	31,196	18,512	32,902
Financial Results	(5,315)	(4,873)	(317)
Income before taxes	25,881	17,249	32,595
Income tax expense (income)	(8,109)	(5,852)	(9,275)
Profit (loss)	17,772	11,397	23,320
Other comprehensive income (loss)	(8,218)	(12,361)	2,948
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	9,554	(964)	26,268
Enel Distribucin Per S.A.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets		191,178	153,382
Non-current Assets		1,263,496	1,305,567
TOTAL ASSETS		1,454,674	1,458,949
Current Liabilities		249,068	272,268
Non-Current Liabilities		471,377	467,924
EQUITY		734,229	718,757
TOTAL LIABILITIES AND EQUITY		1,454,674	1,458,949
Revenues		886,663	950,350
Raw materials and consumables used		(598,157)	(619,181)
Contribution Margin		288,506	331,169
Gross Operating Income		213,898	257,473
Operating Income		141,464	196,436
Financial Results		(25,042)	(22,938)
Income before taxes		116,427	184,153
Income tax expense (income)		(38,488)	(55,649)
Profit (loss)		77,939	128,504
Other comprehensive income (loss)		(62,468)	13,065
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)		15,471	141,569
Grupo Enel Peru
Disclosure of subsidiaries [Line Items]
Current Assets	457,824	546,260	551,844
Non-current Assets	2,284,464	2,382,886	2,562,083
TOTAL ASSETS	2,742,288	2,929,146	3,113,927
Current Liabilities	679,706	627,532	482,477
Non-Current Liabilities	732,624	734,466	805,168
EQUITY	1,329,958	1,567,148	1,826,282
TOTAL LIABILITIES AND EQUITY	2,742,288	2,929,146	3,113,927
Revenues	1,286,952	1,243,994	1,382,941
Raw materials and consumables used	(651,370)	(621,907)	(676,173)
Contribution Margin	635,582	622,087	706,768
Gross Operating Income	500,382	475,905	561,494
Operating Income	381,992	339,421	433,368
Financial Results	(24,677)	(26,007)	(30,553)
Income before taxes	357,340	317,029	413,480
Income tax expense (income)	(117,996)	(91,896)	(125,187)
Profit (loss)	239,344	225,133	288,293
Other comprehensive income (loss)	(112,424)	(246,279)	64,392
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	126,920	$ (21,146)	$ 352,685
Enel Green Power Colombia S.A.S E.S.P. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	28,486
Non-current Assets	381,808
TOTAL ASSETS	410,294
Current Liabilities	77,666
Non-Current Liabilities	18,672
EQUITY	313,956
TOTAL LIABILITIES AND EQUITY	410,294
Revenues	27,902
Raw materials and consumables used	(23,733)
Contribution Margin	4,169
Gross Operating Income	(1,721)
Operating Income	(4,324)
Financial Results	2,393
Income before taxes	(1,932)
Income tax expense (income)	1,272
Profit (loss)	(659)
Other comprehensive income (loss)	(6,118)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,778)
Generadora de Occidente, Ltda [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	47,367
Non-current Assets	36,068
TOTAL ASSETS	83,435
Current Liabilities	1,380
Non-Current Liabilities	3,056
EQUITY	78,999
TOTAL LIABILITIES AND EQUITY	83,435
Revenues	12,300
Raw materials and consumables used	(1,345)
Contribution Margin	10,955
Gross Operating Income	8,034
Operating Income	7,072
Financial Results	(191)
Income before taxes	6,888
Income tax expense (income)	(906)
Profit (loss)	5,982
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	5,982
Generadora Montecristo, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	92,338
Non-current Assets	19,720
TOTAL ASSETS	112,058
Current Liabilities	80,495
Non-Current Liabilities	9,287
EQUITY	22,276
TOTAL LIABILITIES AND EQUITY	112,058
Revenues	1,300
Raw materials and consumables used	(70)
Contribution Margin	1,370
Gross Operating Income	(139)
Operating Income	(576)
Financial Results	(76)
Income before taxes	(645)
Income tax expense (income)	(238)
Profit (loss)	(883)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(883)
Renovables de Guatemala, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	46,489
Non-current Assets	326,025
TOTAL ASSETS	372,514
Current Liabilities	3,688
EQUITY	368,826
TOTAL LIABILITIES AND EQUITY	372,514
Revenues	39,604
Raw materials and consumables used	(6,986)
Contribution Margin	32,618
Gross Operating Income	25,188
Operating Income	18,715
Financial Results	(2)
Income before taxes	18,743
Income tax expense (income)	(543)
Profit (loss)	18,200
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	18,200
Tecnoguat, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	1,071
Non-current Assets	16,460
TOTAL ASSETS	17,531
Current Liabilities	429
EQUITY	17,102
TOTAL LIABILITIES AND EQUITY	17,531
Revenues	3,388
Raw materials and consumables used	(361)
Contribution Margin	3,027
Gross Operating Income	1,776
Operating Income	1,250
Financial Results	21
Income before taxes	1,284
Income tax expense (income)	(223)
Profit (loss)	1,061
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	1,061
Transmisora de Energia Renovable, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	15,522
Non-current Assets	22,005
TOTAL ASSETS	37,527
Current Liabilities	640
EQUITY	36,887
TOTAL LIABILITIES AND EQUITY	37,527
Revenues	2,196
Raw materials and consumables used	(51)
Contribution Margin	2,145
Gross Operating Income	1,693
Operating Income	1,112
Financial Results	(7)
Income before taxes	1,104
Income tax expense (income)	(158)
Profit (loss)	946
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	946
Enel Green Power Panam, S.R.L. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	181,759
Non-current Assets	216,064
TOTAL ASSETS	397,823
Current Liabilities	138,733
Non-Current Liabilities	33,765
EQUITY	225,325
TOTAL LIABILITIES AND EQUITY	397,823
Revenues	4,921
Raw materials and consumables used	(484)
Contribution Margin	4,437
Gross Operating Income	1,756
Operating Income	1,409
Financial Results	529
Income before taxes	33,162
Income tax expense (income)	(3,259)
Profit (loss)	29,903
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	29,903
Enel Fortuna S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	176,198
Non-current Assets	367,868
TOTAL ASSETS	544,066
Current Liabilities	17,879
Non-Current Liabilities	39,805
EQUITY	486,382
TOTAL LIABILITIES AND EQUITY	544,066
Revenues	135,202
Raw materials and consumables used	(19,318)
Contribution Margin	115,884
Gross Operating Income	102,333
Operating Income	92,745
Financial Results	967
Income before taxes	93,712
Income tax expense (income)	(27,055)
Profit (loss)	66,657
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	66,657
Enel Solar, S.R.L. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	2,732
Non-current Assets	68,919
TOTAL ASSETS	71,651
Current Liabilities	53,048
Non-Current Liabilities	3,230
EQUITY	15,373
TOTAL LIABILITIES AND EQUITY	71,651
Revenues	7,461
Raw materials and consumables used	(734)
Contribution Margin	6,727
Gross Operating Income	5,389
Operating Income	2,487
Financial Results	(1,383)
Income before taxes	1,104
Income tax expense (income)	(309)
Profit (loss)	795
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	795
Enel Green Power Peru S.A. (USD) [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	123,483
Non-current Assets	380,781
TOTAL ASSETS	504,264
Current Liabilities	71,765
Non-Current Liabilities	176,945
EQUITY	255,554
TOTAL LIABILITIES AND EQUITY	504,264
Revenues	33,000
Raw materials and consumables used	(2,906)
Contribution Margin	30,093
Gross Operating Income	21,361
Operating Income	12,338
Financial Results	(5,151)
Income before taxes	7,187
Income tax expense (income)	(7,755)
Profit (loss)	(568)
Other comprehensive income (loss)	(810)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,377)
PH Chucs S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	6,621
Non-current Assets	167,709
TOTAL ASSETS	174,330
Current Liabilities	83,123
Non-Current Liabilities	55,985
EQUITY	35,222
TOTAL LIABILITIES AND EQUITY	174,330
Revenues	14,513
Contribution Margin	14,513
Gross Operating Income	10,507
Operating Income	6,455
Financial Results	(2,974)
Income before taxes	3,481
Income tax expense (income)	(56)
Profit (loss)	3,425
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	3,425
Enel Green Power Guatemala, S.A. [Member]
Disclosure of subsidiaries [Line Items]
Current Assets	9,331
Non-current Assets	2,225
TOTAL ASSETS	11,556
Current Liabilities	12,253
Non-Current Liabilities	254
EQUITY	(951)
TOTAL LIABILITIES AND EQUITY	11,556
Revenues	48,821
Raw materials and consumables used	(41,766)
Contribution Margin	7,055
Gross Operating Income	1,088
Operating Income	833
Financial Results	(149)
Income before taxes	732
Income tax expense (income)	(207)
Profit (loss)	525
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	$ 525